Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, shares authorized	136,804,114	130,000,000
Common stock, class I
Common stock, par value (in dollars per share)	$ 0.00	$ 0.00
Common stock, shares authorized	50,000	50,000
Common stock, shares issued	50,000	50,000
Common stock, shares outstanding	50,000	50,000
Common stock, class II
Common stock, par value (in dollars per share)	$ 0.00	$ 0.00
Common stock, shares authorized	136,754,114	129,950,000
Common stock, shares issued	136,754,114	129,950,000
Common stock, shares outstanding	136,754,114	129,950,000